Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes.
Income Before Income Taxes	Income Before Income Taxes

(Millions)	2017	2016	2015
United States	$4,149	$4,366	$4,399
International	3,399	2,687	2,424
Total	$7,548	$7,053	$6,823

Provision for Income Taxes

Provision for Income Taxes

(Millions)	2017	2016	2015
Currently payable
Federal	$1,022	$1,192	$1,338
State	59	75	101
International	722	733	566
Tax Cuts and Jobs Act (TCJA) non-current transition tax provision	623	—	—
Deferred
Federal	162	(3)	(55)
State	15	9	6
International	76	(11)	26
Total	$2,679	$1,995	$1,982

Components of Deferred Tax Assets and Liabilities

Components of Deferred Tax Assets and Liabilities

(Millions)	2017	2016
Deferred tax assets:
Accruals not currently deductible
Employee benefit costs	$178	$195
Product and other claims	204	326
Miscellaneous accruals	98	92
Pension costs	760	1,217
Stock-based compensation	210	302
Net operating/capital loss carryforwards	89	93
Foreign tax credits	32	22
Currency translation	59	—
Inventory	51	53
Gross deferred tax assets	1,681	2,300
Valuation allowance	(81)	(47)
Total deferred tax assets	$1,600	$2,253

Deferred tax liabilities:
Product and other insurance receivables	$(6)	$(27)
Accelerated depreciation	(447)	(730)
Intangible amortization	(784)	(903)
Currency translation	—	(276)
Other	(87)	(40)
Total deferred tax liabilities	$(1,324)	$(1,976)

Net deferred tax assets	$276	$277

Reconciliation of Effective Income Tax Rate

Reconciliation of Effective Income Tax Rate

	2017	2016	2015
Statutory U.S. tax rate	35.0%	35.0%	35.0%
State income taxes - net of federal benefit	0.8	0.9	1.1
International income taxes - net	(6.3)	(2.7)	(3.9)
U.S. TCJA - net impacts	10.1	—	—
U.S. research and development credit	(0.7)	(0.5)	(0.5)
Reserves for tax contingencies	2.2	0.2	(1.0)
Domestic Manufacturer’s deduction	(1.8)	(1.8)	(1.8)
Employee share-based payments	(3.2)	(2.8)	(0.1)
All other - net	(0.6)	—	0.3
Effective worldwide tax rate	35.5%	28.3%	29.1%

Reconciliation of Federal, State and Foreign Tax Gross Unrecognized Tax Benefits

Federal, State and Foreign Tax

(Millions)	2017	2016	2015
Gross UTB Balance at January 1	$319	$381	$583

Additions based on tax positions related to the current year	119	67	77
Additions for tax positions of prior years	149	43	140
Reductions for tax positions of prior years	(38)	(66)	(399)
Settlements	(3)	(95)	(4)
Reductions due to lapse of applicable statute of limitations	(16)	(11)	(16)

Gross UTB Balance at December 31	$530	$319	$381

Net UTB impacting the effective tax rate at December 31	$526	$333	$369